Employee Benefits (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Net defined benefit liability (asset)	€ 200.6
Service cost	4.0
Net interest expense	2.8
Actuarial loss on pension scheme valuations	59.0
Benefits paid	(4.4)
Foreign exchange differences on translation	(2.5)
Net defined benefit liability (asset)	€ 259.5
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	0.80%	1.75%
Sweden
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.00%	2.25%